Average Annual Total Returns - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIP Value Strategies Portfolio	Apr. 30, 2025
VIP Value Strategies Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.40%
Past 5 years	12.20%
Past 10 years	9.64%
VIP Value Strategies Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.27%
Past 5 years	12.08%
Past 10 years	9.53%
VIP Value Strategies Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.16%
Past 5 years	11.93%
Past 10 years	9.37%
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%